THE ADVISORS' INNER CIRCLE FUND III

                BNP PARIBAS AM ABSOLUTE RETURN FIXED INCOME FUND
                BNP PARIBAS AM GLOBAL INFLATION-LINKED BOND FUND
                  BNP PARIBAS AM EMERGING MARKETS EQUITY FUND
                            BNP PARIBAS AM MBS FUND
                   BNP PARIBAS AM U.S. SMALL CAP EQUITY FUND
                   (EACH A "FUND" AND TOGETHER, THE "FUNDS")

                          SUPPLEMENT DATED MAY 8, 2017
TO THE FUNDS' PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), EACH
                              DATED MARCH 6, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

The name of the Funds' investment adviser has been changed from Fischer Francis Trees & Watts, Inc. to BNP PARIBAS ASSET MANAGEMENT USA, Inc. Accordingly, all references to Fischer Francis Trees & Watts, Inc. in the Prospectus and SAI are hereby deleted and replaced with BNP PARIBAS ASSET MANAGEMENT USA, Inc.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 BNP-SK-001-0100